Description of Business, Nature of Operations and Agreement with Customers Bancorp, Inc. (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Description of Operations [Abstract]
Stock Issued During Period, Value, New Issues	$ 1,455
Preferred Stock, Liquidation Preference Per Share	$ 1,000
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	1,000,000
Common stock, par value	$ 0.01	$ 0.01